Subsequent Events - Schedule of Supplemental Unaudited Pro Forma Information (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
REVENUES	$ 84,705			$ 57,623			$ 219,502	$ 165,978	$ 233,854	$ 188,805
Net loss	$ (30,737)	$ 13,224	$ (41,248)	$ (6,683)	$ (322)	$ (5,242)	$ (58,761)	$ (12,247)	(23,557)	$ (16,491)
Acquisition Proforma
Subsequent Event [Line Items]
REVENUES									110,119
Net loss									34,928
Pro Forma
Subsequent Event [Line Items]
REVENUES									343,973
Net loss									$ 11,371